CONVERTIBLE DEBENTURES (Details) (Convertible Debt [Member]) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Oct. 02, 2011	Dec. 31, 2006 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2011 ILS	Dec. 31, 2006 USD ($)
Convertible debentures:
Principle of debt issued							$ 14,780
Discount on debt		4.00%
Units issued		112,500
Par value of units issued		528
Spread over LIBOR		(0.30%)
Conversion price of debt		20.3
Stock price triggering mandatory redemption		25.5
Financial expenses related to convertible debt			0	0	(741)
Principle amount repurchased						3,786
Percentage of notes repaid	100.00%